SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Sep. 28, 2023	Oct. 14, 2022	Aug. 16, 2021
Greens Natural Foods, Inc. [Member]
Subsequent Event [Line Items]
Asset acquisition consideration transferred			$ 2,250,000
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Asset acquisition consideration transferred	$ 1,500,000
Asset acquisition consideration transferred liability	$ 750,000
Asset Purchase Agreement [Member] | Subsequent Event [Member] | Greens Natural Foods, Inc. [Member]
Subsequent Event [Line Items]
Asset acquisition consideration transferred		$ 5,142,000
Asset acquisition consideration transferred liability		$ 3,000,000